[NOAH FUND GRAPHIC OMITTED]



                                 1-800-794-6624
                                 1-800-794-NOAH




                                 ANNUAL REPORT


                                OCTOBER 31, 2002

December 31, 2002

Dear Fellow Shareholder:

Once again, I thank you for your confidence and investment in the NOAH FUND.

According to our sub-investment advisor, Geewax, Terker & Company, and confirmed, in my opinion, by the data, this recession has been a "capital spending" recession. That means industry has decided that inventories have gotten so high that they will wait until demand is higher for their products, so they allow for a "working off" of their inventories. This means no more capital spending. This means no need to produce capital goods, so layoffs abound, laid-off consumers start spending less and recession widens. However, in this recession, consumer demand for housing, autos and consumer goods (the snow storm on the east coast seems to have dampened things a bit) has stayed remarkably high.

The good news is there appears to be no inflation.

Fiscal stimulus appears to be in the works. That will mean more dollars in the pockets of the consumer. When the consumer/entrepreneur is taxed less, he will take the risk to start new businesses and hire workers, reducing unemployment and rescuing the economy from the doldrums. The philosophy is back to basics, good cash flow, sound balance sheet and the ability to expand from within.

We are encouraged.

Geewax, Terker & Company generally follows a philosophy of investing in Large Cap Growth Stocks for the Long Term, while remaining fully invested. NOAH FUND is managed with the same philosophy. We are fortunate indeed to have John Geewax actively involved with the investment management of our NOAH FUND portfolio.

--------------------------------------------------------------------------------
Your management company, Polestar Management Company, is committed to donating 10% of its 1% management fee as a tithe to "missions, discipleship and needs of the poor." Last year, we gave to Campus Crusade for Christ International, Inc. and Urban Family Council. Naturally, this donation comes from the management company and NOT from the Fund, so it has no effect on the monetary value of your investment. We are grateful to be able to serve you, and, in this way, serve our Lord.
--------------------------------------------------------------------------------

With the market down, this may be a time to get involved, particularly on a dollar cost averaging basis, one of the most useful tools available to the individual investor. If you would like to know further, please feel free to call me at (610) 651-0460.

                                              In Jesus' Name,


                                              /s/William L. Van Alen, Jr.
                                              -----------------------------
                                              William L. Van Alen, Jr.
                                              President
                                              NOAH FUND

THE NOAH FUND
TOTAL RETURN VS. THE S&P 500 TOTAL RETURN AND NASDAQ COMPOSITE INDEX
OCTOBER 31, 2002
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]



                                          FOR THE PERIOD ENDED OCTOBER 31, 2002
                                                     ANNUALIZED SINCE
                                                COMMENCEMENT OF OPERATIONS
                                          -------------------------------------
   Noah Fund............................                   2.95%
   S&P 500 Total Return.................                   6.01%
   NASDAQ Composite.....................                   1.06%

The Standard & Poor's 500 Total Return Index (S&P 500 Total Return) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. This chart assumes an initial gross investment of $10,000 made on May 17, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

THE NOAH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                          ------        -----
COMMON STOCKS--98.88%

AEROSPACE & DEFENSE--1.53%
   L-3 Communications Holdings, Inc.*                     1,680      $   78,960
   Titan Corp.*                                           4,210          54,267
                                                                     ----------
                                                                        133,227
                                                                     ----------
AIRLINES--0.32%
   JetBlue Airways Corp.*                                   700          28,273
                                                                     ----------
AUTO PARTS & EQUIPMENT--1.70%
   Aftermarket Technology Corp.*                          2,700          30,051
   American Axle & Manufacturing Holdings, Inc.*          4,950         117,315
                                                                     ----------
                                                                        147,366
                                                                     ----------
BANKS--2.47%
   Associated Banc-Corp                                     800          26,848
   TCF Financial Corp.                                      790          33,528
   Wells Fargo & Co.                                      3,060         154,438
                                                                     ----------
                                                                        214,814
                                                                     ----------
BIOTECHNOLOGY--2.61%
   Charles River Laboratories International, Inc.*        2,400          88,200
   Invitrogen Corp.*                                      4,980         138,544
                                                                     ----------
                                                                        226,744
                                                                     ----------
BUILDING MATERIALS--1.68%
   American Standard Cos., Inc.*                          1,300          86,710
   Masco Corp.                                            2,890          59,418
                                                                     ----------
                                                                        146,128
                                                                     ----------
CHEMICALS--0.93%
   Valspar Corp.                                          1,930          80,616
                                                                     ----------
COMMERCIAL SERVICES--2.15%
   Convergys Corp.*                                       2,050          30,504
   H&R Block, Inc.                                        2,360         104,737
   Rent-A-Center, Inc.*                                   1,160          51,446
                                                                     ----------
                                                                        186,687
                                                                     ----------

    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                         ------         -----
COMPUTER SERVICES & SOFTWARE--9.09%
   Activision, Inc.*                                      1,120      $   22,960
   Microsoft Corp.*                                      14,355         767,562
                                                                     ----------
                                                                        790,522
                                                                     ----------
COMPUTERS--4.08%
   Dell Computer Corp.*                                  10,940         312,994
   Lexmark International, Inc.*                             700          41,594
                                                                     ----------
                                                                        354,588
                                                                     ----------
COSMETICS & TOILETRIES--0.69%
   Chattem, Inc.*                                         1,430          59,974
                                                                     ----------
E-COMMERCE--0.97%
   Expedia, Inc.*                                           590          39,919
   Ticketmaster*                                          1,880          44,368
                                                                     ----------
                                                                         84,287
                                                                     ----------
FINANCIAL SERVICES--12.42%
   American Express Co.                                   3,360         122,203
   Capital One Financial Corp.                            2,410          73,433
   Citigroup, Inc.                                        3,660         135,237
   Doral Financial Corp.                                  1,995          52,389
   Fannie Mae                                             3,330         222,644
   Freddie Mac                                            4,585         282,344
   MBNA Corp.                                             6,000         121,860
   SLM Corp.                                                675          69,350
                                                                     ----------
                                                                      1,079,460
                                                                     ----------
FOOD & BEVERAGE--1.68%
   Pepsi Bottling Group, Inc.                             5,420         146,069
                                                                     ----------
HEALTHCARE--PRODUCTS--3.67%
   Cytyc Corp.*                                          10,000         104,600
   Dentsply International, Inc.                           3,760         138,819
   Edwards Lifesciences Corp.*                            2,950          75,786
                                                                     ----------
                                                                        319,205
                                                                     ----------

    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                         ------         -----
HEALTHCARE--SERVICES--3.22%
   Community Health Systems, Inc.*                        9,020      $  211,970
   LifePoint Hospitals, Inc.*                             2,180          68,343
                                                                     ----------
                                                                        280,313
                                                                     ----------
HOME BUILDERS--1.27%
   Lennar Corp.                                           2,000         110,340
                                                                     ----------
HOME FURNISHINGS--1.02%
   Harman International Industries, Inc.                  1,580          88,480
                                                                     ----------
INTERNET SERVICES & SOFTWARE--0.51%
   Symantec Corp.*                                        1,100          44,000
                                                                     ----------
OIL & GAS--3.01%
   Pogo Producing Co.                                     3,620         130,501
   Varco International, Inc.*                             7,990         131,356
                                                                     ----------
                                                                        261,857
                                                                     ----------
PHARMACEUTICALS--13.92%
   Abbott Laboratories                                    4,150         173,761
   American Pharmaceutical Partners, Inc.*                3,500          70,000
   AmerisourceBergen Corp.                                3,281         233,443
   Merck & Co., Inc.                                      7,240         392,698
   Mylan Laboratories                                     6,190         194,799
   Omnicare, Inc.                                         6,680         145,156
                                                                     ----------
                                                                      1,209,857
                                                                     ----------
REAL ESTATE INVESTMENT TRUST--0.58%
   Hospitality Properties Trust                             760          24,867
   iStar Financial, Inc.                                    900          25,560
                                                                     ----------
                                                                         50,427
                                                                     ----------
RETAIL--12.76%
   Lowe's Cos., Inc.                                      3,040         126,859
   Michaels Stores, Inc.*                                   400          17,984
   Petco Animal Supplies, Inc.*                           3,930          98,486
   Ruby Tuesday, Inc.                                     2,880          50,256
   Wal-Mart Stores, Inc.                                 15,240         816,102
                                                                     ----------
                                                                      1,109,687
                                                                     ----------

    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                         ------         -----
SAVINGS & LOANS--0.39%
   New York Community Bancorp, Inc.                       1,160      $   33,710
                                                                     ----------
SEMICONDUCTORS--9.76%
   Analog Devices, Inc.*                                  3,510          94,068
   Integrated Circuit Systems, Inc.*                      5,410         110,580
   Intel Corp.                                           31,570         546,161
   Intersil Corp.*                                        3,070          52,159
   QLogic Corp.*                                          1,320          45,949
                                                                     ----------
                                                                        848,917
                                                                     ----------
TELECOMMUNICATIONS--4.92%
   Cisco Systems, Inc.*                                  30,110         336,630
   RF Micro Devices, Inc.*                                3,930          33,362
   Verizon Communications, Inc.                           1,520          57,395
                                                                     ----------
                                                                        427,387
                                                                     ----------
TRANSPORTATION SERVICES--0.35%
   Genesee & Wyoming, Inc.*                               1,400          30,660
                                                                     ----------
UTILITIES--0.75%
   FirstEnergy Corp.                                      1,140          36,993
   Great Plains Energy, Inc.                              1,270          28,639
                                                                     ----------
                                                                         65,632
                                                                     ----------
WASTE MANAGEMENT--0.43%
   Allied Waste Industries, Inc.*                         4,560          37,164
                                                                     ----------
     TOTAL COMMON STOCK (COST $8,944,232)                             8,596,391
                                                                     ----------

SHORT-TERM INVESTMENTS--3.18%
   MONEY MARKET FUND
       Evergreen Institutional Money Market Fund        277,063         277,063
                                                                     ----------
   TOTAL SHORT-TERM INVESTMENTS (COST $277,063)                         277,063
                                                                     ----------
TOTAL VALUE OF INVESTMENTS (COST $9,221,295)--102.06%                 8,873,454
                                                                     ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.06)%                         (179,375)
                                                                     ----------
TOTAL NET ASSETS--100%                                               $8,694,079
                                                                     ==========

---------
*Non-income producing security.
 Fund owns 15 warrants of MicroStrategy, Inc.* with no market value.
 Fund owns fractional shares of Riverstone Networks, Inc.* with no market value.

    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
STATEMENT OF ASSETS & LIABILITIES
OCTOBER 31, 2002
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost -- $9,221,295)                       $ 8,873,454
   Interest and dividends receivable                                      5,359
   Receivable for portfolio shares sold                                   1,400
   Receivable for investments sold                                          160
   Receivable from investment adviser                                     6,397
   Prepaid expenses and other assets                                     10,529
                                                                    -----------
        Total assets                                                $ 8,897,299
                                                                    -----------
LIABILITIES:
   Payable for investments purchased                                $   173,176
   Payable for portfolio shares repurchased                               8,409
   Distribution and service fees payable                                  2,608
   Accrued expenses                                                      19,027
                                                                    -----------
        Total liabilities                                           $   203,220
                                                                    -----------
NET ASSETS:
   Capital stock, $0.001 par value (500,000,000 shares of
     beneficial interest authorized)                                $       798
   Paid-in capital                                                   16,914,733
   Accumulated net realized loss from investments                    (7,873,611)
   Net unrealized depreciation on investments                          (347,841)
                                                                    -----------
        Net assets                                                  $ 8,694,079
                                                                    ===========

   Shares of beneficial interest outstanding                            798,074
                                                                    -----------
   Net asset value per share                                        $     10.89
                                                                    ===========


    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest and dividends                                           $    57,622
                                                                    -----------
                                                                         57,622
                                                                    -----------
EXPENSES:
   Management fees                                                      103,396
   Accounting and transfer agent fees                                    47,276
   Distribution and service fees                                         25,849
   Administration fees                                                    8,199
   Legal and auditing fees                                               19,803
   Federal and state registration fees                                   25,052
   Reports and notices to shareholders                                   16,528
   Custodian fees and expenses                                            8,932
   Insurance expenses                                                     1,299
   Other                                                                  3,021
                                                                    -----------
        Total expenses before waivers and related reimbursements        259,355
        Less: waivers and related reimbursements                        (31,814)
                                                                    -----------
        Total expenses after waivers and related reimbursements         227,541
                                                                    -----------
   Net investment income                                               (169,919)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) from:
     Investments                                                     (1,627,878)
   Net change in unrealized appreciation/(depreciation) on:
     Investments                                                         (6,103)
                                                                    -----------
   Net realized and unrealized gain/(loss) on investments            (1,633,981)
                                                                    -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(1,803,900)
                                                                    ===========


    The accompanying notes are an integral part of the financial statements.


THE NOAH FUND
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

                                                                        FOR THE          FOR THE
                                                                      YEAR ENDED        YEAR ENDED
                                                                   OCTOBER 31, 2002  OCTOBER 31, 2001
                                                                   ----------------  ----------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income                                             $  (169,919)      $  (200,342)
   Net realized gain/(loss) from investments                          (1,627,878)       (5,471,772)
   Net change in unrealized appreciation/(depreciation)
      on investments                                                      (6,103)       (2,063,772)
                                                                     -----------       -----------
   Net increase/(decrease) in net assets resulting from operations    (1,803,900)       (7,735,886)
                                                                     -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                      --                --
                                                                     -----------       -----------
   Net realized capital gains                                                 --                --
                                                                     -----------       -----------
SHARES OF BENEFICIAL INTEREST:
   Net proceeds from the sale of shares                                  899,461         3,934,546
   Cost of shares repurchased                                         (1,399,872)       (3,722,591)
   Shares issued in reinvestment of dividends                                 --                --
                                                                     -----------       -----------
   Net increase/(decrease) in net assets derived from shares
      of beneficial interest transactions                               (500,411)          211,955
                                                                     -----------       -----------
   Total increase/(decrease) in net assets                            (2,304,311)       (7,523,931)
                                                                     -----------       -----------
NET ASSETS:
   Beginning of year                                                  10,998,390        18,522,321
                                                                     -----------       -----------
   End of year                                                       $ 8,694,079       $10,998,390
                                                                     ===========       ===========


    The accompanying notes are an integral part of the financial statements.


THE NOAH FUND
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                           YEAR ENDED OCTOBER 31,
                                                   -------------------------------------------------------------------
                                                    2002           2001              2000          1999          1998
                                                   ------        -------           -------        ------        ------
NET ASSET VALUE, BEGINNING OF PERIOD               $13.10         $22.49            $23.17        $17.31        $13.23
                                                   ------        -------           -------        ------        ------
INVESTMENT OPERATIONS:
   Net investment income (loss)(a)                  (0.21)         (0.24)            (0.46)        (0.13)        (0.10)
   Net realized and unrealized gain/(loss)
      on investments                                (2.00)         (9.15)             1.37          6.43          4.27
                                                   ------        -------           -------        ------        ------
      Total from Investment Operations              (2.21)         (9.39)             0.91          6.30          4.17
                                                   ------        -------           -------        ------        ------
DISTRIBUTIONS:
   From net investment income                        0.00           0.00              0.00          0.00          0.00
   From realized capital gains                       0.00           0.00             (1.59)        (0.44)        (0.09)
                                                   ------        -------           -------        ------        ------
         Total distributions                         0.00           0.00             (1.59)        (0.44)        (0.09)
                                                   ------        -------           -------        ------        ------
NET ASSET VALUE, END OF PERIOD                     $10.89         $13.10            $22.49        $23.17        $17.31
                                                   ======         ======            ======        ======        ======
TOTAL RETURN                                       (16.87%)       (41.75%)            3.98%        37.06%        31.65%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's)            $8,694        $10,998           $18,522        $6,472        $2,590
   Ratio of expenses to average net assets:
         before reimbursement                        2.51%          2.67%(b)          2.20%         2.72%         4.73%
         net of reimbursement                        2.20%          2.20%(b)          2.20%         2.15%         1.75%
   Ratio of net investment income (loss)
      to average net assets:
         before reimbursement                       (1.95)%        (1.97)%           (1.68)%       (2.13)%       (3.85)%
         net of reimbursement                       (1.64)%        (1.50)%           (1.68)%       (1.56)%       (0.86)%
Portfolio Turnover Rate                            186.07%        191.81%            49.76%        81.53%        66.49%

(a) Net investment loss per share is calculated using ending balances prior to the consideration of adjustments for permanent book and tax differences.
(b) Ratio excludes certain expenses not subject to the expense limitation pursuant to the voluntary agreement with management. If such expenses had been included, the ratios would have been 2.79% and 2.32%, respectively.

    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Noah Fund (the "Fund") was organized as a series of The Noah Investment Group, Inc. (the "Company") incorporated under the laws of the state of Maryland on December 16, 1992. The Company is registered as a no-load, open-end diversified management investment company under the Investment Company Act of 1940 (the "1940 Act"). The primary investment objective of the Fund is to seek capital appreciation consistent with the preservation of capital, as adjusted for inflation, and current income. The Fund will not invest in and may not acquire the securities of businesses that are engaged, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies in the business of aborting life before birth.

The Fund became effective with the Securities and Exchange Commission (the "SEC") on May 10, 1996 and commenced operations on May 17, 1996.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Equity securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment Manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied, and will continue to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and net realized capital gains so as to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders--Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. The Fund's primary financial reporting and tax difference relates to the differing treatment for the amortization of deferred organization expenses. Permanent financial reporting and tax differences are reclassified to additional capital paid-in.

d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

e) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions utilizing an identified cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

f) Reclassifications--In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of October 31, 2002, the Fund recorded permanent book/tax differences of $169,919 from net investment loss to Paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

2. ADVISORY FEE AND OTHER RELATED TRANSACTIONS
The Fund has entered into a Management Agreement with Polestar Management Company (the "Manager"). Pursuant to the Management Agreement, the Manager is responsible for the day-to-day business affairs, including the review and supervision of the Fund investment program and for administrative services. For its services to the Fund, the Manager receives an annual fee, payable monthly, calculated at an annual rate of 1.00% of the Fund's average daily net assets. The Manager voluntarily agreed to reimburse its management fee and other expenses to the extent that the total operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.20% of the average net assets of the Fund. This voluntary reimbursement may be terminated upon approval of the Board of Directors. For the fiscal year ended October 31, 2002, Polestar Management Company earned advisory fees of $103,396 and waived $31,814.

The Manager has entered into a Sub-Advisory Agreement with Geewax, Terker & Company (the "Sub-Advisor"). The Sub-Advisor is responsible for the day-to-day recommendations regarding the investment and reinvestment of the Fund's net assets. Under the terms of the Sub-Advisory Agreement, the Manager compensates the Sub-Advisor a fee of $1.00 per annum until the average net assets of the Fund exceed $20 million. Upon reaching that level, the Sub-Advisor will receive a monthly fee at the annual rate of 0.75% of the average daily net assets in excess of $20 million to $50 million; 0.50% of such assets in excess of $50 million to $100 million; and 0.35% of such assets in excess of $100 million.

Effective December 28, 2001 CITCO-Quaker Fund Services, Inc. (the "Administrator") (the "Transfer Agent") replaced American Data Services, Inc. as the Administrator and Transfer Agent for the Fund. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Administrator receives a fee at the annual rate of 0.40% of the aggregate of the Fund's first $100 million of average daily net assets, 0.30% of the next $100 million of average daily net assets, 0.25% of the next $100 million of average daily net assets, 0.20% of the next $200 million and 0.15% of the net assets in excess of $500 million.

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

Effective December 28, 2001, Quaker Securities, Inc. (the "Distributor") replaced AmeriMutual Funds Distributor, Inc. as distributor for the Fund.

The Fund has adopted a distribution plan (the "Distribution Plan"), pursuant to which the Fund may incur distribution expenses of up to 0.25% per annum of the Fund's average daily net assets. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and financial reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents. For the fiscal year ended October 31, 2002, the Fund incurred $25,849 in distribution fees pursuant to the Distribution Plan. Certain directors and officers of the Fund are directors and officers of the Manager.

3. CARRYOVERS
At October 31, 2002, the Fund had net capital loss carryforwards of approximately $7,774,000 of which $766,000 expires in 2008, $5,437,000 expires in 2009, and $1,568,160 expires in 2010.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund were as follows:

                                             YEAR ENDED          YEAR ENDED
                                          OCTOBER 31, 2002    OCTOBER 31, 2001
                                          ----------------    ----------------
      Shares sold                              71,640             252,484
      Shares issued to holders in
         reinvestment of dividends                 --                  --
      Shares redeemed                        (113,195)           (236,524)
                                             --------            --------
      Net increase (decrease)                 (41,555)             15,960
                                             ========             =======
5. INVESTMENT TRANSACTIONS
For the fiscal year ended October 31, 2002, purchases and sales of investment securities, excluding short-term investments, were as follows:

      Purchases                           $18,894,718
      Sales                               $19,492,481

At October 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

      Appreciation                          $ 427,489
      Depreciation                           (835,048)
                                            ---------
      Net depreciation on investments       $(407,559)
                                            =========

At October 31, 2002, the cost of investments for federal income tax purposes was $9,281,013.

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

6. TRUSTEE INFORMATION

                          POSITION(S)      TERM OF OFFICE                                        NUMBER OF            OTHER
                           HELD WITH        & LENGTH OF             PRINCIPAL OCCUPATION(S)     PORTFOLIOS       DIRECTORSHIPS
 NAME, ADDRESS & AGE       THE FUND         TIME SERVED               DURING PAST 5 YEARS        OVERSEEN             HELD
--------------------------------------------------------------------------------------------------------------------------------
*William L. Van Alen,      Director,       Each Director         Mr. Van Alen is an attorney         6         USA Technologies,
Esq.                       President,      serves for an         engaged in the private                        Inc.
975 Delchester Road        Treasurer       indefinite term.      practice of law since 1962.
Newtown, PA 19382                          Mr. Van Alen          He is also President, Direc-
Age 68                                     has served            tor and Chairman of the
                                           since 1996.           Board of Polestar Manage-
                                                                 ment Company, the Fund's
                                                                 Advisor. He is also Presi-
                                                                 dent of Cornerstone Enter-
                                                                 tainment, Inc., a company
                                                                 engaged in the film and
                                                                 entertainment industry.
--------------------------------------------------------------------------------------------------------------------------------


DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE COMPANY
--------------------------------------------------------------------------------------------------------------------------------

                          POSITION(S)      TERM OF OFFICE                                            NUMBER OF         OTHER
                           HELD WITH        & LENGTH OF             PRINCIPAL OCCUPATION(S)          PORTFOLIOS    DIRECTORSHIPS
 NAME, ADDRESS & AGE       THE FUND         TIME SERVED               DURING PAST 5 YEARS             OVERSEEN          HELD
--------------------------------------------------------------------------------------------------------------------------------
Dr. Forest H. Anthony,     Director        Each Director         Dr. Anthony has been Vice Presi-        6             None
MD                                         serves for an         dent of Protarga, Inc., a pharma-
1426 Fairview Road                         indefinite term.      ceutical company, from June
Villanova, PA 19085                        Dr. Anthony           1998 to the present; was the
Age 50                                     has served            Director of Science of the Univer-
                                           since 1996.           sity City Science Center, a tech-
                                                                 nology company, from September 1997
                                                                 to June 1998; was President
                                                                 and Chief Executive Officer of
                                                                 Avid Corporation, a pharmaceuti-
                                                                 cal company, from January 1991
                                                                 to September 1997; was a mem-
                                                                 ber of the Board of Directors of
                                                                 the Biotechnology Industry Orga-
                                                                 nization, a trade association, from
                                                                 1993 to 1997; and has been
                                                                 Chairman of the Board of Trustees
                                                                 of The American Academy, a
                                                                 nonprofit organization, which is
                                                                 a school for grades kindergarten
                                                                 through twelfth grade.
--------------------------------------------------------------------------------------------------------------------------------

*  INTERESTED PERSON
Mr. William L. Van Alen, Jr. is an interested person by virtue of being an officer and director of The Noah Investment Group, Inc. and an officer and director of Polestar Management Company.

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

                          POSITION(S)      TERM OF OFFICE                                            NUMBER OF         OTHER
                           HELD WITH        & LENGTH OF             PRINCIPAL OCCUPATION(S)          PORTFOLIOS    DIRECTORSHIPS
 NAME, ADDRESS & AGE       THE FUND         TIME SERVED               DURING PAST 5 YEARS             OVERSEEN          HELD
--------------------------------------------------------------------------------------------------------------------------------
Mr. Donald D. Kennedy,     Director        Each Director         Mr. Kennedy graduated                   6            None
Jr., Esq.                                  serves for an         from Princeton in 1953
6915 Green Tree Drive                      indefinite term.      and Penn LLB in 1960.
Naples, FL 34108                           Mr. Kennedy           He retired in 1992 as an
Age 71                                     has served            Attorney and former
                                           since 1998.           General Counsel and
                                                                 Chairman of the Board of
                                                                 National Liberty Insurance
                                                                 Company. Since then, he
                                                                 has been president and
                                                                 members of various insti-
                                                                 tutions, both charitable
                                                                 and non-profit. He joined
                                                                 the Noah Fund board in
                                                                 1998.
--------------------------------------------------------------------------------------------------------------------------------
Mr. Roger J. Knake         Director        Each Director         Mr. Knake has been Presi-               6            None
615 Mountain View Road                     serves for an         dent of MCX, Inc. (for-
Berwyn, PA 19312                           indefinite term.      merly known as XITEL,
Age 61                                     Mr. Knake has         Inc.) from June 1983 to the
                                           served since          present. MCX, Inc. is a
                                           1996.                 computer software consul-
                                                                 tant company.
--------------------------------------------------------------------------------------------------------------------------------
Mr. Martin V. Miller, Esq. Director        Each Director         Mr. Miller was engaged                  6            None
344 Venetian Drive, #2                     serves for an         in the practice of securi-
Delray Beach, FL 33483                     indefinite term.      ties law during the period
Age 76                                     Mr. Miller has        from 1959 until 2000.
                                           served since          During that period of
                                           2000.                 time, he was employed by
                                                                 the U.S. Securities and
                                                                 Exchange Commission
                                                                 until 1968, as a partner in
                                                                 the law firm Stradley,
                                                                 Ronon, Stevens and
                                                                 Young, LLP until 1983
                                                                 and as a sole practitioner
                                                                 until his retirement in
                                                                 2000.
--------------------------------------------------------------------------------------------------------------------------------

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

                          POSITION(S)      TERM OF OFFICE                                            NUMBER OF         OTHER
                           HELD WITH        & LENGTH OF             PRINCIPAL OCCUPATION(S)          PORTFOLIOS    DIRECTORSHIPS
 NAME, ADDRESS & AGE       THE FUND         TIME SERVED               DURING PAST 5 YEARS             OVERSEEN          HELD
--------------------------------------------------------------------------------------------------------------------------------
Mr. George Jensen          Director        Each Director         Chairman, CEO and                       6        USA Technologies,
200 Plant Avenue                           serves for an         Director of USA Tech-                            Inc.
Wayne, PA 19087                            indefinite term.      nologies, Inc., a tech-
Age 45                                     Mr. Jensen has        nology design and
                                           served since          manufacturing com-
                                           1996.                 pany, since 1992.
                                                                 Executive officer of
                                                                 American Film Tech-
                                                                 nologies from 1985
                                                                 until 1992. CEO and
                                                                 President of Interna-
                                                                 tional Film Productions,
                                                                 Inc. from 1979 to 1985.
                                                                 Named 1989 Entrepre-
                                                                 neur of the Year in the
                                                                 high technology cate-
                                                                 gory for Philadelphia
                                                                 by Ernst & Young and
                                                                 Inc. Magazine. Mr.
                                                                 Jensen received his
                                                                 Bachelor of Science
                                                                 Degree from the Uni-
                                                                 versity of Tennessee
                                                                 and is a graduate of the
                                                                 Advanced Management
                                                                 Program at the Wharton
                                                                 School of the Univer-
                                                                 sity of Pennsylvania.
--------------------------------------------------------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Noah Investment Group, Inc.

We have audited the accompanying statement of assets and liabilities of The Noah Fund (the "Fund"), a series of The Noah Investment Group, Inc., including the schedule of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Noah Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania                            Sanville & Company
November 26, 2002                                 Certified Public Accountants

                       Investment and Management Services
                          POLESTAR MANAGEMENT COMPANY
                            GEEWAX TERKER & COMPANY

                                   Custodian
                       WACHOVIA BANK NATIONAL ASSOCIATION

                         Transfer, Dividend Disbursing
                         And Accounting Services Agent
                        CITCO-QUAKER FUND SERVICES, INC.

                                    Auditors
                               SANVILLE & Company